Common Stock	12 Months Ended
Dec. 31, 2016
Common Stock

8.	Common Stock

As of December 31, 2016, the Company had 40,700,000 shares of authorized Common Stock with par value of $0.00001 per share. The voting, dividend, and liquidation rights of the holders of Common Stock are subject to and qualified by the rights, powers, and preferences of the holders of Preferred Stock. The Common Stock has the following characteristics.

Voting

The holders of Common Stock are entitled to one vote for each share of Common Stock held at all meetings of stockholders and written actions in lieu of meetings. Notwithstanding the foregoing, except as otherwise required by law, holders of Common Stock shall not be entitled to vote on any amendment to the certificate of incorporation that relates solely to the terms of one or more outstanding series of Preferred Stock or pursuant to General Corporation Law.

Dividends

The holders of Common Stock are entitled to receive dividends, if and when declared by the Board of Directors. The Company may not declare or pay any cash dividends to the holders of Common Stock unless, in addition to obtaining any necessary consents, dividends are paid on each series of Preferred Stock in accordance with their respective terms. Since the Company’s inception, no dividends have been declared or paid to the holders of Common Stock.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution, or winding-up of the Company, the holders of Common Stock are entitled to share ratably in the Company’s assets available for distribution to stockholders after payment to the holders of Preferred Stock of their liquidation preferences have been satisfied.

Common Stock Reserved for Future Issuance

As of December 31, 2016, the Company has reserved the following shares of Common Stock for future issuance:

Conversion of Series A Preferred Stock	2,892,193
Conversion of Series A1 Preferred Stock	19,345,272
Conversion of Series A2 Preferred Stock	10,468,842
Conversion of unvested restricted stock awards	562,649
Exercise of options to purchase Common Stock	2,164,776

Total	35,433,732

ZETA ACQUISITION CORP. II [Member]
Common Stock

4. Common Stock

The Company is authorized to issue 100,000,000 shares of common stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. During December 2007, the Company issued 5,000,000 shares of its common stock pursuant to a private placement for $50,000.